OTHER EXPENSES BY FUNCTION (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OTHER EXPENSES BY FUNCTION
Contingencies and non-operating fees	$ (19,376,723)	$ (11,145,708)	$ 6,316,102
Tax on bank debits	(7,862,779)	(4,403,347)	(7,150,739)
Write-offs, disposals and loss on sale of property, plant and equipment	(5,805,588)	(8,072,422)
Others	(3,604,939)	(2,820,106)	(51,694)
Total	$ (36,650,029)	$ (26,441,583)	$ (886,331)